Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Sep. 30, 2022
CURRENT ASSETS
Cash	$ 112,751	$ 840,861
Short-term investments	65
Accounts receivable, net	4,602,466	6,784,307
Inventories, net	987,287	1,722,120
Advance to suppliers, net	15,117,191	4,091,990
Acquisition deposit	1,000,000	1,000,000
Prepaid expenses and other current assets	2,355,293	277,509
TOTAL CURRENT ASSETS	24,183,464	14,716,787
Property, plant and equipment, net	21,064,043	21,624,437
Intangible assets, net	995,227	366,167
Right-of-use lease assets, net	312,067	546,690
Deferred tax assets, net	1,335	2,768
TOTAL ASSETS	46,556,136	37,256,849
CURRENT LIABILITIES
Short-term loans	2,509,890	2,424,587
Current portion of long-term loans	419,610	2,135,979
Accounts payable	1,404,937	214,585
Taxes payable	2,718,687	1,239,708
Deferred revenue	106,514	188,745
Accrued expenses and other current liabilities	2,140,900	114,431
Finance lease liabilities, current		26,285
Operating lease liability, current	227,297	230,182
TOTAL CURRENT LIABILITIES	9,611,215	6,647,338
Long-term loans	871,368	189,813
Finance lease liabilities, noncurrent
Operating lease liability, noncurrent	91,720	327,202
TOTAL LIABILITIES	10,574,303	7,164,353
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 11,738,662 and 8,396,226 shares issued and outstanding as of September 30, 2023 and 2022, respectively	1,174	840
Additional paid in capital	18,088,056	15,711,450
Statutory reserve	2,372,871	1,804,116
Retained earnings	18,703,996	14,676,769
Accumulated other comprehensive income	(3,681,445)	(2,631,171)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	35,484,652	29,562,004
Non-controlling interest	497,181	530,492
TOTAL SHAREHOLDERS’ EQUITY	35,981,833	30,092,496
TOTAL LIABILITIES AND EQUITY	46,556,136	37,256,849
Related Party [Member]
CURRENT ASSETS
Accounts receivable, net	3,500,000
Due from related parties	8,411
CURRENT LIABILITIES
Due to related parties	$ 83,380	$ 72,836